Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)
	2019	2018
Deferred tax benefit:
Federal	$(36,319)	$(29,882)
State	(7,515)	(6,182)
Return to accrual adjustment	$(59,580)	$-
Increase in valuation allowance	103,414	36,064
Deferred tax benefit	$-	$-

Schedule of reconciliation of income taxes
	2019	2018

Computed tax at the expected statutory rate	$(36,319)	$(29,882)
State and local income taxes, net of federal	(7,515)	(6,182)
Return to accrual adjustment	$(59,580)	-
Other non-deductible expenses	-	-
Change in Valuation allowance	103,414	36,064
Income tax expense/(benefit)	$-	$-

Schedule of deferred tax assets and liabilities

	2019	2018
Deferred tax assets:
Allowance for obsolete inventory	$1,907	$1,837
Common stock awarded for services	-	3,802
Stock options granted for services	-	5,231
Accrued payroll	8,237	-
Net operating loss carryforward	243,060	138,920
Total deferred tax assets	253,204	149,790
Valuation allowance	(253,204)	(149,790)
Net deferred tax assets	$-	$-